Structured entities	12 Months Ended
Dec. 31, 2023
Disclosure of unconsolidated structured entities [line items]
Structured entities
Note 49: Structured entities
The Group’s interests in structured entities are both consolidated and unconsolidated. Details of the Group’s interests in consolidated structured entities are set out in note 29 for securitisations and covered bond vehicles, note 16 for structured entities associated with the Group’s pension schemes, and below in part (A) and (B). Details of the Group’s interests in unconsolidated structured entities are included below in part (C).
(A)    Asset-backed conduits
In addition to the structured entities discussed in note 29, which are used for securitisation and covered bond programmes, the Group sponsors an active asset-backed conduit, Cancara, which invests in client receivables and debt securities. The total consolidated exposure of Cancara at 31 December 2023 was £2,808 million (2022: £2,357 million), comprising £1,521 million of loans and advances (2022: £1,464 million), £698 million of debt securities (2022: £850 million) and £589 million of financial assets at fair value through profit or loss (2022: £43 million).
All lending assets and debt securities held by the Group in Cancara are restricted in use, as they are held by the collateral agent for the benefit of the commercial paper investors and the liquidity providers only. The Group provides liquidity facilities to Cancara under terms that are usual and customary for standard lending activities in the normal course of the Group’s banking activities. During 2023 there have continued to be planned drawdowns on certain liquidity facilities for balance sheet management purposes, supporting the programme to provide funding alongside the proceeds of the asset-backed commercial paper issuance. The Group could be asked to provide support under the contractual terms of these arrangements including, for example, if Cancara experienced a shortfall in external funding, which may occur in the event of market disruption.
The external assets in Cancara are consolidated in the Group’s financial statements.
(B)    Consolidated collective investment vehicles and limited partnerships
The assets of the Insurance business held in consolidated collective investment vehicles, such as Open-Ended Investment Companies and limited partnerships, are not directly available for use by the Group. However, the Group’s investment in the majority of these collective investment vehicles is readily realisable. As at 31 December 2023, the total carrying value of these consolidated collective investment vehicle assets and liabilities held by the Group was £58,351 million (2022: £54,749 million).
The Group has no contractual arrangements (such as liquidity facilities) that would require it to provide financial or other support to the consolidated collective investment vehicles; the Group has not previously provided such support and has no current intentions to provide such support.
(C)    Unconsolidated structured entities
The Group considers itself the sponsor of a structured entity where it is primarily involved in the design and establishment of the structured entity and further where the Group transfers assets to the structured entity, markets products associated with the structured entity in its own name and/or provides guarantees regarding the structured entity’s performance.
The Group sponsors a range of diverse investment funds and limited partnerships where it acts as the fund manager or equivalent decision-maker and markets the funds under one of the Group’s brands.
Note 49: Structured entities continued
The following table describes the types of structured entities that the Group does not consolidate but in which it holds an interest.

			Total assets of structured entities
Type of entity	Nature and purpose of structured entities	Interest held by the Group	2023 £bn	2022 £bn
Collective investment vehicles and limited partnerships	These vehicles are primarily financed by investments from investors in the vehicles and are matched by policyholder liabilities in the Insurance division.	•Interests in units issued by the vehicles •Fees from management of vehicles	2,184	2,176
Securitisation vehicles	These vehicles issue asset-backed notes to investors and facilitate the management of the Group’s balance sheet.	•Interest in notes issued by the vehicles •Fees for loan servicing	5	–
The following table sets out an analysis of the carrying amount of interest held by the Group in the unconsolidated structured entities. The maximum exposure to loss is the carrying amounts of the assets held.

Carrying amount	2023 £m	2022 £m
Collective investment vehicles and limited partnerships[1]	76,426	68,913
Notes held in securitisation vehicles	4,127	–
Interest rate derivatives provided to securitisation vehicles	(17)	–
1    Recognised within financial assets at fair value through profit or loss.
During the year the Group has not provided any non-contractual financial or other support to these entities and has no current intention of providing any non-contractual financial or other support in the future.
The fee income earned from unconsolidated structured entities that the Group sponsors but does not have an interest in was £72 million (2022: £80 million) for collective investment vehicles and £nil (2022: £nil) for securitisation vehicles. The carrying amount of assets transferred to securitisation vehicles at the time of transfer was £5,625 million and the Group recognised a gain of £31 million on transfer.
Continuing involvement in financial assets that have been derecognised
The Group has derecognised financial assets in their entirety following transactions with securitisation vehicles, as noted above. The continuing involvement largely arises from funding provided to the vehicles through the purchase of issued notes. The majority of these notes are recognised as debt securities held at amortised cost. The remaining notes held by the Group, together with interest rate derivatives transacted with the vehicles, are recognised at fair value through profit or loss. The carrying amount of these interests and the maximum exposure to loss is included in the table above. At 31 December 2023 the fair value of the retained notes was £4,142 million. The income from the Group’s interest in these structures for the year ended 31 December 2023 and cumulatively for the lifetime was £133 million.